EARNINGS PER SHARE CALCULATIONS - Summary of EPS Calculations, Basic (Details) - $ / shares	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
(Loss) Earnings per common share from continuing operations - basic	$ 0.60	$ 0.11	$ (3.26)	$ (0.75)	$ 0.16	$ 0.29	$ (0.39)	$ (0.26)	$ (3.31)	$ (0.21)	$ (0.31)
(Loss) Income from discontinued operations attributable to common stockholders	$ (0.30)	$ (0.22)	$ (0.11)	$ (0.08)	$ 0.08	$ 0.21	$ (0.38)	$ 0.96	(0.70)	0.87	5.31
Net income attributable to common stockholders									$ (4.01)	$ 0.67	$ 4.99